DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Brazil - 3.8%
Ambev SA	63,250	$176,771
Atacadao SA	8,891	18,421
B3 SA - Brasil Bolsa Balcao	79,857	208,510
Banco Bradesco SA	20,156	53,890
Banco BTG Pactual S.A	15,967	104,694
Banco do Brasil SA	11,801	112,242
Banco Santander Brasil SA	5,668	31,029
BB Seguridade Participacoes SA	9,896	60,710
CCR SA	12,842	32,312
Centrais Eletricas Brasileiras SA	16,390	116,701
Cia de Saneamento Basico do Estado de Sao Paulo	4,664	54,551
Cia Siderurgica Nacional SA	9,725	23,782
Cosan SA	17,520	61,985
CPFL Energia SA	3,053	21,054
Energisa SA	2,558	23,813
Eneva SA*	11,081	26,673
Engie Brasil Energia SA	2,780	23,645
Equatorial Energia SA	14,210	90,849
Hapvida Participacoes e Investimentos SA, 144A*	67,665	58,209
Hypera SA	5,704	44,910
JBS SA	9,994	37,134
Klabin SA	9,551	43,897
Localiza Rent a Car SA	12,072	154,189
Lojas Renner SA	12,484	40,411
Magazine Luiza SA*	33,752	18,812
Natura & Co. Holding SA*	12,624	38,698
Petroleo Brasileiro SA	51,349	358,154
PRIO SA*	11,188	104,875
Raia Drogasil SA	17,502	97,122
Rede D’Or Sao Luiz SA, 144A	7,863	45,507
Rumo SA	18,335	82,751
Sendas Distribuidora SA	16,606	38,933
Suzano SA	11,359	115,034
Telefonica Brasil SA	5,892	49,199
TIM SA	12,632	36,758
TOTVS SA	6,971	39,050
Ultrapar Participacoes SA	10,498	38,498
Vale SA	46,291	608,358
Vibra Energia SA	15,641	58,306
WEG SA	22,903	165,943

(Cost $2,576,520)		3,516,380

Chile - 0.4%
Banco de Chile	634,874	69,254
Banco de Credito e Inversiones SA	901	25,920
Banco Santander Chile	939,232	44,947
Cencosud SA	14,789	31,657
Cia Cervecerias Unidas SA	1,715	12,675
Cia Sud Americana de Vapores SA	203,741	13,598
Empresas CMPC SA	14,852	26,967
Empresas Copec SA	5,489	39,647
Enel Americas SA*	280,743	33,364
Enel Chile SA	408,382	27,519
Falabella SA	10,090	24,854

(Cost $449,604)		350,402

China - 27.2%
360 Security Technology, Inc., Class A*	7,500	11,522
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,391
3SBio, Inc., 144A*	26,254	21,961
AAC Technologies Holdings, Inc.	9,611	18,628
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	10,990
AECC Aviation Power Co. Ltd., Class A	2,400	12,940
Agricultural Bank of China Ltd., Class A	79,700	37,892
Agricultural Bank of China Ltd., Class H	400,249	137,289
Aier Eye Hospital Group Co. Ltd., Class A	6,453	15,978
Air China Ltd., Class A*	12,400	14,738
Air China Ltd., Class H*	20,555	15,228
Akeso, Inc., 144A*	6,401	28,118
Alibaba Group Holding Ltd.*	223,628	2,572,092
Aluminum Corp. of China Ltd., Class A	9,632	7,835
Aluminum Corp. of China Ltd., Class H	50,919	24,608
Anhui Conch Cement Co. Ltd., Class A	3,400	11,997
Anhui Conch Cement Co. Ltd., Class H	16,053	44,624
Anhui Gujing Distillery Co. Ltd., Class A	360	14,249
Anhui Gujing Distillery Co. Ltd., Class B	1,363	22,674
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,100	4,051
Anhui Kouzi Distillery Co. Ltd., Class A	229	1,793
Anhui Yingjia Distillery Co. Ltd., Class A	600	6,318
Anjoy Foods Group Co. Ltd., Class A	200	3,586
ANTA Sports Products Ltd.	17,264	194,492
Apeloa Pharmaceutical Co. Ltd., Class A	800	1,929
Asymchem Laboratories Tianjin Co. Ltd., Class A	364	6,655
Autobio Diagnostics Co. Ltd., Class A	700	4,410
Autohome, Inc., ADR	1,056	30,518
Avary Holding Shenzhen Co. Ltd., Class A	730	2,146
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,163
AviChina Industry & Technology Co. Ltd., Class H	37,487	16,826
Baidu, Inc., Class A*	31,428	558,642
Bank of Beijing Co. Ltd., Class A	16,300	10,012
Bank of Changsha Co. Ltd., Class A	6,000	6,703
Bank of Chengdu Co. Ltd., Class A	2,955	5,559
Bank of China Ltd., Class A	35,100	18,086
Bank of China Ltd., Class H	1,084,409	367,814

Bank of Communications Co. Ltd., Class A	32,100	24,480
Bank of Communications Co. Ltd., Class H	117,924	67,515
Bank of Hangzhou Co. Ltd., Class A	5,960	9,172
Bank of Jiangsu Co. Ltd., Class A	9,554	9,360
Bank of Nanjing Co. Ltd., Class A	8,400	9,141
Bank of Ningbo Co. Ltd., Class A	4,970	17,872
Bank of Shanghai Co. Ltd., Class A	12,540	10,252
Baoshan Iron & Steel Co. Ltd., Class A	17,500	14,572
Beijing Capital International Airport Co. Ltd., Class H*	28,415	14,892
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	1,873
Beijing Easpring Material Technology Co. Ltd., Class A	500	3,045
Beijing Kingsoft Office Software, Inc., Class A	328	17,784
Beijing New Building Materials PLC, Class A	1,770	7,272
Beijing Shiji Information Technology Co. Ltd., Class A*	509	950
Beijing Tiantan Biological Products Corp. Ltd., Class A	3,000	10,347
Beijing Tongrentang Co. Ltd., Class A	900	6,953
Beijing United Information Technology Co. Ltd., Class A	630	3,126
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	609	4,175
Beijing Yanjing Brewery Co. Ltd., Class A	3,600	5,135
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	31,200	21,864
Betta Pharmaceuticals Co. Ltd., Class A	600	4,075
BGI Genomics Co. Ltd., Class A	600	4,429
Bilibili, Inc., Class Z*	2,510	37,543
Bloomage Biotechnology Corp. Ltd., Class A	320	4,070
BOC International China Co. Ltd., Class A	2,100	3,428
BOE Technology Group Co. Ltd., Class A	32,200	17,742
BYD Co. Ltd., Class A	1,500	51,404
BYD Co. Ltd., Class H	14,314	448,639
BYD Electronic International Co. Ltd.	10,222	47,380
By-health Co. Ltd., Class A	2,100	5,578
Caitong Securities Co. Ltd., Class A	3,204	3,526
Cambricon Technologies Corp. Ltd., Class A*	421	9,186
Canmax Technologies Co. Ltd., Class A	1,040	3,858
CECEP Solar Energy Co. Ltd., Class A	5,200	4,309
CECEP Wind-Power Corp., Class A	12,100	5,586
CETC Cyberspace Security Technology Co. Ltd., Class A	1,400	4,811
CGN Power Co. Ltd., Class H, 144A	162,914	40,716
Changchun High & New Technology Industry Group, Inc., Class A	360	6,802
Changjiang Securities Co. Ltd., Class A	1,400	1,150
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	8,126
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	8,824
Chengxin Lithium Group Co. Ltd., Class A	1,200	3,768
China Baoan Group Co. Ltd., Class A	1,700	2,490
China Cinda Asset Management Co. Ltd., Class H	117,448	11,532
China CITIC Bank Corp. Ltd., Class H	119,272	53,078
China Coal Energy Co. Ltd., Class H	26,665	18,191
China Communications Services Corp. Ltd., Class H	34,393	15,481
China Conch Venture Holdings Ltd.	22,996	22,608
China Construction Bank Corp., Class A	10,400	8,574
China Construction Bank Corp., Class H	1,311,664	702,467
China CSSC Holdings Ltd., Class A	3,500	13,653
China Eastern Airlines Corp. Ltd., Class A*	23,835	14,214
China Energy Engineering Corp. Ltd., Class A	25,300	7,961
China Everbright Bank Co. Ltd., Class A	34,400	14,228
China Everbright Bank Co. Ltd., Class H	45,257	13,042
China Evergrande Group*	25,065	879
China Feihe Ltd., 144A	48,957	29,465
China Galaxy Securities Co. Ltd., Class A	3,700	5,862
China Galaxy Securities Co. Ltd., Class H	51,727	27,835
China Greatwall Technology Group Co. Ltd., Class A	3,300	4,938
China Hongqiao Group Ltd.	31,610	31,520
China International Capital Corp. Ltd., Class A	1,000	5,359
China International Capital Corp. Ltd., Class H, 144A	22,024	42,350
China Jushi Co. Ltd., Class A	4,572	8,770
China Life Insurance Co. Ltd., Class A	2,400	11,750
China Life Insurance Co. Ltd., Class H	98,968	150,174
China Literature Ltd., 144A*	5,306	21,312
China Longyuan Power Group Corp. Ltd., Class H	45,446	35,987
China Meheco Co. Ltd., Class A	3,000	5,157
China Meidong Auto Holdings Ltd.	7,184	5,414
China Mengniu Dairy Co. Ltd.*	42,933	144,527
China Merchants Bank Co. Ltd., Class A	17,263	74,838
China Merchants Bank Co. Ltd., Class H	53,838	212,816
China Merchants Energy Shipping Co. Ltd., Class A	5,200	4,209
China Merchants Securities Co. Ltd., Class A	6,100	11,911

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	10,699
China Minsheng Banking Corp. Ltd., Class A	30,600	15,894
China Minsheng Banking Corp. Ltd., Class H	95,826	30,792
China National Building Material Co. Ltd., Class H	48,906	24,882
China National Chemical Engineering Co. Ltd., Class A	5,200	5,559
China National Nuclear Power Co. Ltd., Class A	19,400	19,193
China National Software & Service Co. Ltd., Class A	910	5,402
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,300	10,012
China Oilfield Services Ltd., Class H	26,369	29,892
China Pacific Insurance Group Co. Ltd., Class A	6,000	22,837
China Pacific Insurance Group Co. Ltd., Class H	36,666	83,970
China Petroleum & Chemical Corp., Class A	27,700	23,103
China Petroleum & Chemical Corp., Class H	342,386	200,393
China Railway Group Ltd., Class A	19,500	17,952
China Railway Group Ltd., Class H	67,021	35,466
China Railway Signal & Communication Corp. Ltd., Class A	10,435	8,044
China Rare Earth Resources And Technology Co. Ltd., Class A	1,300	5,107
China Resources Microelectronics Ltd., Class A	893	7,182
China Resources Mixc Lifestyle Services Ltd., 144A	9,493	40,975
China Resources Pharmaceutical Group Ltd., 144A	17,891	11,954
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	7,192
China Shenhua Energy Co. Ltd., Class A	5,465	21,154
China Shenhua Energy Co. Ltd., Class H	45,629	132,948
China Southern Airlines Co. Ltd., Class A*	8,400	7,295
China Southern Airlines Co. Ltd., Class H*	27,705	14,732
China State Construction Engineering Corp. Ltd., Class A	39,000	30,170
China Three Gorges Renewables Group Co. Ltd., Class A	19,186	12,971
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	23,946
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	879	11,802
China Tower Corp. Ltd., Class H, 144A	611,655	59,275
China United Network Communications Ltd., Class A	26,500	18,971
China Vanke Co. Ltd., Class A	9,000	16,868
China Vanke Co. Ltd., Class H	28,706	33,492
China Yangtze Power Co. Ltd., Class A	19,600	59,411
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	7,558
China Zheshang Bank Co. Ltd., Class A	5,070	1,790
Chinasoft International Ltd.*	34,896	23,138
Chongqing Brewery Co. Ltd., Class A	500	6,278
Chongqing Changan Automobile Co. Ltd., Class A	7,462	12,858
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,560	3,410
Chongqing Rural Commercial Bank Co. Ltd., Class A	13,400	6,923
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,877	11,400
CITIC Ltd.	83,113	82,558
CITIC Securities Co. Ltd., Class A	9,610	29,315
CITIC Securities Co. Ltd., Class H	27,904	54,510
CMOC Group Ltd., Class A	15,700	12,361
CMOC Group Ltd., Class H	53,199	31,815
CNGR Advanced Material Co. Ltd., Class A	600	4,525
Contemporary Amperex Technology Co. Ltd., Class A	3,473	112,885
COSCO SHIPPING Development Co. Ltd., Class A	14,000	4,578
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,500	6,372
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	15,107	15,834
COSCO SHIPPING Holdings Co. Ltd., Class A	11,530	15,526
COSCO SHIPPING Holdings Co. Ltd., Class H	43,880	45,042
Country Garden Holdings Co. Ltd.*	174,110	19,759
Country Garden Services Holdings Co. Ltd.	28,123	32,346
CRRC Corp. Ltd., Class A	20,700	16,895
CRRC Corp. Ltd., Class H	62,306	30,667
CSC Financial Co. Ltd., Class A	2,925	10,361
CSPC Pharmaceutical Group Ltd.	123,441	92,868
Dali Foods Group Co. Ltd., 144A(a)	24,671	11,797
Daqin Railway Co. Ltd., Class A	13,600	13,324
Daqo New Energy Corp., ADR*	817	30,204
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,152	4,209

DHC Software Co. Ltd., Class A	800	739
Do-Fluoride New Materials Co. Ltd., Class A	1,260	2,839
Dong-E-E-Jiao Co. Ltd., Class A	200	1,424
Dongfang Electric Corp. Ltd., Class A	2,280	5,257
Dongfeng Motor Group Co. Ltd., Class H	36,130	13,268
Dongxing Securities Co. Ltd., Class A	600	683
Dongyue Group Ltd.	20,698	17,789
East Buy Holding Ltd., 144A*	5,305	26,889
East Money Information Co. Ltd., Class A	11,674	25,457
Eastroc Beverage Group Co. Ltd., Class A	600	16,184
Ecovacs Robotics Co. Ltd., Class A	500	3,643
ENN Energy Holdings Ltd.	10,974	86,059
ENN Natural Gas Co. Ltd., Class A	2,300	5,518
Eve Energy Co. Ltd., Class A	1,967	13,352
Everbright Securities Co. Ltd., Class A	4,800	11,318
Fangda Carbon New Material Co. Ltd., Class A*	3,834	3,071
FAW Jiefang Group Co. Ltd., Class A*	5,500	6,484
First Capital Securities Co. Ltd., Class A	900	744
Flat Glass Group Co. Ltd., Class A	700	2,970
Flat Glass Group Co. Ltd., Class H	6,437	15,989
Focus Media Information Technology Co. Ltd., Class A	11,720	12,400
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,951	21,227
Fosun International Ltd.	28,609	17,912
Founder Securities Co. Ltd., Class A	10,000	9,921
Foxconn Industrial Internet Co. Ltd., Class A	7,100	21,375
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	10,965
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,983	36,137
Ganfeng Lithium Group Co. Ltd., Class A	1,680	10,944
Ganfeng Lithium Group Co. Ltd., Class H, 144A	4,957	23,703
GD Power Development Co. Ltd., Class A	9,450	4,558
GDS Holdings Ltd., Class A*	12,108	17,477
Gemdale Corp., Class A	4,300	4,254
Genscript Biotech Corp.*	15,546	36,435
GF Securities Co. Ltd., Class A	6,300	13,037
GF Securities Co. Ltd., Class H	16,286	23,259
GigaDevice Semiconductor, Inc., Class A	641	8,278
Ginlong Technologies Co. Ltd., Class A	450	4,640
GoerTek, Inc., Class A	2,100	4,421
Goldwind Science & Technology Co. Ltd., Class A	1,138	1,486
Gongniu Group Co. Ltd., Class A	1,000	14,565
Gotion High-tech Co. Ltd., Class A*	1,200	3,994
Great Wall Motor Co. Ltd., Class A	1,900	6,817
Great Wall Motor Co. Ltd., Class H	31,608	37,483
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	13,770
Greentown China Holdings Ltd.	13,343	15,857
Guangdong Haid Group Co. Ltd., Class A	1,081	7,165
Guanghui Energy Co. Ltd., Class A	3,641	3,292
Guangzhou Automobile Group Co. Ltd., Class A	4,800	6,648
Guangzhou Automobile Group Co. Ltd., Class H	39,187	20,637
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	600	2,549
Guangzhou Haige Communications Group, Inc. Co., Class A	5,700	8,294
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,099
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	4,393
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,940	8,751
Guolian Securities Co. Ltd., Class A*	1,900	2,835
Guosen Securities Co. Ltd., Class A	6,400	8,161
Guotai Junan Securities Co. Ltd., Class A	6,100	12,204
Guoyuan Securities Co. Ltd., Class A	6,630	6,332
H World Group Ltd., ADR*	2,951	118,866
Haidilao International Holding Ltd., 144A	22,575	61,458
Haier Smart Home Co. Ltd., Class A	6,000	19,383
Haier Smart Home Co. Ltd., Class H	34,357	106,238
Hainan Airlines Holding Co. Ltd., Class A*	49,900	10,696
Hainan Airport Infrastructure Co. Ltd., Class A*	22,500	12,367
Haitian International Holdings Ltd.	9,936	21,336
Haitong Securities Co. Ltd., Class A	7,800	10,536
Haitong Securities Co. Ltd., Class H	37,734	23,432
Hangzhou First Applied Material Co. Ltd., Class A	1,143	4,883
Hangzhou Lion Electronics Co. Ltd., Class A	600	2,719
Hangzhou Oxygen Plant Group Co. Ltd., Class A	1,100	4,627
Hangzhou Robam Appliances Co. Ltd., Class A	200	755
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	4,528
Hangzhou Tigermed Consulting Co. Ltd., Class A	174	1,592
Hansoh Pharmaceutical Group Co. Ltd., 144A	17,799	23,150
Heilongjiang Agriculture Co. Ltd., Class A	3,400	6,270
Henan Shenhuo Coal & Power Co. Ltd., Class A	621	1,355

Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	8,518
Hengan International Group Co. Ltd.	8,872	32,921
Hengli Petrochemical Co. Ltd., Class A*	4,210	8,307
Hengtong Optic-electric Co. Ltd., Class A	1,900	3,692
Hengyi Petrochemical Co. Ltd., Class A*	1,366	1,440
Hesteel Co. Ltd., Class A	2,700	838
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	11,498
Hongfa Technology Co. Ltd., Class A	700	3,378
Hoshine Silicon Industry Co. Ltd., Class A	500	4,243
Hoyuan Green Energy Co. Ltd., Class A	391	2,239
Hua Hong Semiconductor Ltd., 144A*	8,797	22,995
Huadian Power International Corp. Ltd., Class A	7,800	5,466
Huadong Medicine Co. Ltd., Class A	1,900	9,918
Huafon Chemical Co. Ltd., Class A	2,500	2,405
Huaibei Mining Holdings Co. Ltd., Class A	2,600	4,191
Hualan Biological Engineering, Inc., Class A	2,573	7,506
Huaneng Power International, Inc., Class A*	7,900	8,847
Huaneng Power International, Inc., Class H*	56,260	28,122
Huatai Securities Co. Ltd., Class A	5,800	12,656
Huatai Securities Co. Ltd., Class H, 144A	22,639	29,791
Huaxia Bank Co. Ltd., Class A	14,100	10,733
Huayu Automotive Systems Co. Ltd., Class A	2,800	7,229
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	2,789
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	7,998
Humanwell Healthcare Group Co. Ltd., Class A	1,500	4,815
Hunan Changyuan Lico Co. Ltd., Class A	3,062	3,959
Hunan Valin Steel Co. Ltd., Class A	4,600	3,742
Hundsun Technologies, Inc., Class A	1,689	8,355
Hygeia Healthcare Holdings Co. Ltd., 144A	4,609	23,303
Iflytek Co. Ltd., Class A	2,050	15,445
Imeik Technology Development Co. Ltd., Class A	200	12,051
Industrial & Commercial Bank of China Ltd., Class A	49,200	31,233
Industrial & Commercial Bank of China Ltd., Class H	895,373	411,017
Industrial Bank Co. Ltd., Class A	15,459	33,583
Industrial Securities Co. Ltd., Class A	6,700	5,901
Ingenic Semiconductor Co. Ltd., Class A	600	6,088
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	12,249
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	2,900	5,280
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	5,514
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,400	19,292
Inner Mongolia Yitai Coal Co. Ltd., Class B*	15,100	20,128
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	4,700	4,559
Innovent Biologics, Inc., 144A*	15,825	70,828
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,522
iQIYI, Inc., ADR*	5,916	29,817
JA Solar Technology Co. Ltd., Class A	2,744	10,493
Jason Furniture Hangzhou Co. Ltd., Class A	166	950
JCET Group Co. Ltd., Class A	1,800	8,063
JD Health International, Inc., 144A*	15,136	81,640
JD Logistics, Inc., 144A*	27,599	36,811
JD.com, Inc., Class A	32,108	527,331
Jiangsu Eastern Shenghong Co. Ltd., Class A	9,400	14,867
Jiangsu Expressway Co. Ltd., Class H	20,078	18,126
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	11,375
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	5,578	32,023
Jiangsu King’s Luck Brewery JSC Ltd., Class A	778	6,403
Jiangsu Pacific Quartz Co. Ltd., Class A	400	5,258
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	22,128
Jiangsu Yoke Technology Co. Ltd., Class A	500	4,667
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	6,006
Jiangxi Copper Co. Ltd., Class A	3,000	7,791
Jiangxi Copper Co. Ltd., Class H	16,826	26,261
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	2,121
Jinko Solar Co. Ltd., Class A	6,840	10,113
JiuGui Liquor Co. Ltd., Class A	300	3,693
Jiumaojiu International Holdings Ltd., 144A	10,083	16,174
Jizhong Energy Resources Co. Ltd., Class A	5,500	4,610
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	3,916
Jointown Pharmaceutical Group Co. Ltd., Class A	745	1,057

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	980	4,551
Juewei Food Co. Ltd., Class A	300	1,471
Kangmei Pharmaceutical Co. Ltd., Class A*	606	155
Kanzhun Ltd., ADR*	2,554	37,799
KE Holdings, Inc., ADR*	9,184	157,965
Keda Industrial Group Co. Ltd., Class A	2,200	3,041
Kingdee International Software Group Co. Ltd.*	38,863	60,061
Kingsoft Corp. Ltd.	12,822	51,175
Kuaishou Technology, 144A*	31,957	261,610
Kuang-Chi Technologies Co. Ltd., Class A	1,600	3,276
Kunlun Tech Co. Ltd., Class A*	1,200	5,966
Kweichow Moutai Co. Ltd., Class A	1,014	257,344
LB Group Co. Ltd., Class A	2,300	5,730
Lenovo Group Ltd.	95,854	108,415
Lens Technology Co. Ltd., Class A	3,700	6,253
Lepu Medical Technology Beijing Co. Ltd., Class A	1,020	2,269
Li Auto, Inc., Class A*	15,476	318,900
Li Ning Co. Ltd.	32,421	153,168
Lingyi iTech Guangdong Co., Class A	6,890	5,699
Longfor Group Holdings Ltd., 144A	25,221	53,128
LONGi Green Energy Technology Co. Ltd., Class A	6,254	22,816
Lufax Holding Ltd., ADR	8,233	9,962
Luxi Chemical Group Co. Ltd., Class A	3,200	4,472
Luxshare Precision Industry Co. Ltd., Class A	6,670	30,245
Luzhou Laojiao Co. Ltd., Class A	1,200	38,304
Mango Excellent Media Co. Ltd., Class A	1,803	7,318
Maxscend Microelectronics Co. Ltd., Class A	448	7,639
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	3,465
Meituan, Class B, 144A*	68,721	1,126,021
Metallurgical Corp. of China Ltd., Class A	21,700	10,853
Microport Scientific Corp.*	8,655	14,811
Ming Yang Smart Energy Group Ltd., Class A	1,200	2,462
MINISO Group Holding Ltd., ADR*	1,292	33,463
Minth Group Ltd.	9,591	28,434
Montage Technology Co. Ltd., Class A	489	3,443
Muyuan Foods Co. Ltd., Class A	4,764	26,564
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,600	4,226
NARI Technology Co. Ltd., Class A	6,364	20,830
National Silicon Industry Group Co. Ltd., Class A*	3,759	10,516
NAURA Technology Group Co. Ltd., Class A	336	12,524
NavInfo Co. Ltd., Class A*	2,200	3,114
NetEase, Inc.	26,658	556,795
New China Life Insurance Co. Ltd., Class A	2,100	11,686
New China Life Insurance Co. Ltd., Class H	11,602	29,055
New Hope Liuhe Co. Ltd., Class A*	4,300	6,895
New Oriental Education & Technology Group, Inc.*	19,994	107,971
Ninestar Corp., Class A	1,200	4,614
Ningbo Deye Technology Co. Ltd., Class A	360	4,561
Ningbo Joyson Electronic Corp., Class A	1,500	3,780
Ningbo Orient Wires & Cables Co. Ltd., Class A	600	3,050
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	398	2,786
Ningbo Shanshan Co. Ltd., Class A	2,000	3,740
Ningbo Tuopu Group Co. Ltd., Class A	900	9,635
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	11,303
NIO, Inc., ADR*	18,888	193,980
Nongfu Spring Co. Ltd., Class H, 144A	23,142	129,987
North Industries Group Red Arrow Co. Ltd., Class A	1,400	2,934
Offshore Oil Engineering Co. Ltd., Class A	4,600	3,679
Oppein Home Group, Inc., Class A	460	6,189
Orient Securities Co. Ltd., Class A	4,438	6,074
Ovctek China, Inc., Class A	900	3,265
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	3,410
People’s Insurance Co. Group of China Ltd., Class A	6,700	5,376
People’s Insurance Co. Group of China Ltd., Class H	114,747	39,067
Perfect World Co. Ltd., Class A	2,250	4,276
PetroChina Co. Ltd., Class A	13,632	14,517
PetroChina Co. Ltd., Class H	291,291	210,231
Pharmaron Beijing Co. Ltd., Class A	1,575	6,449
PICC Property & Casualty Co. Ltd., Class H	96,703	111,224
Ping An Bank Co. Ltd., Class A	17,900	27,375
Ping An Healthcare and Technology Co. Ltd., 144A*	6,436	16,052
Ping An Insurance Group Co. of China Ltd., Class A	9,100	61,007
Ping An Insurance Group Co. of China Ltd., Class H	91,833	549,779
Piotech, Inc., Class A	258	12,984

Poly Developments and Holdings Group Co. Ltd., Class A	9,900	19,017
Pop Mart International Group Ltd., 144A	7,396	24,049
Postal Savings Bank of China Co. Ltd., Class A	23,800	15,894
Postal Savings Bank of China Co. Ltd., Class H, 144A	120,612	59,519
Power Construction Corp. of China Ltd., Class A	12,201	8,634
Qifu Technology, Inc., ADR	1,597	27,149
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,400	10,822
Raytron Technology Co. Ltd., Class A	344	2,421
Rongsheng Petrochemical Co. Ltd., Class A	8,875	14,695
SAIC Motor Corp. Ltd., Class A	7,300	14,404
Sailun Group Co. Ltd., Class A	2,700	4,578
Sanan Optoelectronics Co. Ltd., Class A	5,600	12,089
Sangfor Technologies, Inc., Class A*	375	5,621
Sany Heavy Equipment International Holdings Co. Ltd.	14,851	23,179
Sany Heavy Industry Co. Ltd., Class A	6,000	12,771
Satellite Chemical Co. Ltd., Class A	3,917	8,235
SDIC Capital Co. Ltd., Class A	10,700	10,777
SDIC Power Holdings Co. Ltd., Class A	6,900	12,050
Seazen Holdings Co. Ltd., Class A*	2,200	4,383
SF Holding Co. Ltd., Class A	4,267	25,493
SG Micro Corp., Class A	197	2,096
Shaanxi Coal Industry Co. Ltd., Class A	7,100	16,234
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	3,750	3,901
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	812
Shandong Gold Mining Co. Ltd., Class A	4,436	15,988
Shandong Gold Mining Co. Ltd., Class H, 144A	7,838	15,851
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	7,095
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,190
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	2,915
Shandong Sun Paper Industry JSC Ltd., Class A	3,800	5,989
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	35,126	34,936
Shanghai Aiko Solar Energy Co. Ltd., Class A	1,820	5,554
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	4,325
Shanghai Baosight Software Co. Ltd., Class A	837	5,512
Shanghai Baosight Software Co. Ltd., Class B	8,580	19,485
Shanghai Construction Group Co. Ltd., Class A	17,700	6,810
Shanghai Electric Group Co. Ltd., Class A*	16,200	9,950
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,524
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,671	15,703
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	225	8,142
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	569	4,132
Shanghai International Airport Co. Ltd., Class A*	900	4,851
Shanghai International Port Group Co. Ltd., Class A	11,400	7,989
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	5,824
Shanghai Junshi Biosciences Co. Ltd., Class A*	514	2,685
Shanghai M&G Stationery, Inc., Class A	275	1,425
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	6,879
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,618	20,756
Shanghai Pudong Development Bank Co. Ltd., Class A	29,200	28,006
Shanghai Putailai New Energy Technology Co. Ltd., Class A	942	4,235
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,471
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,000	7,197
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	4,171
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,000	6,711
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	4,630
Shanxi Securities Co. Ltd., Class A	4,050	3,372
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	3,194
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	32,594
Shede Spirits Co. Ltd., Class A	400	7,392
Shenghe Resources Holding Co. Ltd., Class A	1,600	2,432
Shengyi Technology Co. Ltd., Class A	2,455	4,999
Shennan Circuits Co. Ltd., Class A	658	5,983
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	12,581

Shenzhen Capchem Technology Co. Ltd., Class A	540	3,560
Shenzhen Dynanonic Co. Ltd., Class A	320	4,124
Shenzhen Energy Group Co. Ltd., Class A	6,260	5,574
Shenzhen Inovance Technology Co. Ltd., Class A	1,937	18,173
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	752	2,880
Shenzhen Kedali Industry Co. Ltd., Class A	300	4,797
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,070	39,697
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	314	2,622
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	3,185	1,904
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	760
Shenzhen SC New Energy Technology Corp., Class A	300	3,651
Shenzhen Senior Technology Material Co. Ltd., Class A	2,200	4,247
Shenzhen Transsion Holdings Co. Ltd., Class A	422	8,513
Shenzhou International Group Holdings Ltd.	10,902	111,907
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,700	5,436
Sichuan Chuantou Energy Co. Ltd., Class A	2,200	4,522
Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	3,809
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,489
Sichuan New Energy Power Co. Ltd., Class A*	1,800	3,124
Sichuan Road & Bridge Group Co. Ltd., Class A	6,860	8,399
Sichuan Swellfun Co. Ltd., Class A	500	4,545
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,500	3,230
Sieyuan Electric Co. Ltd., Class A	1,000	7,032
Silergy Corp.	4,545	40,959
Sinoma Science & Technology Co. Ltd., Class A	1,000	3,016
Sinomine Resource Group Co. Ltd., Class A	700	3,578
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	1,200	500
Sinopharm Group Co. Ltd., Class H	18,642	54,079
Sinotruk Hong Kong Ltd.	10,793	20,011
Skshu Paint Co. Ltd., Class A*	588	6,086
Smoore International Holdings Ltd., 144A	23,681	23,946
Songcheng Performance Development Co. Ltd., Class A	2,520	4,294
SooChow Securities Co. Ltd., Class A	1,352	1,521
Spring Airlines Co. Ltd., Class A*	1,200	9,661
StarPower Semiconductor Ltd., Class A	200	5,444
Sungrow Power Supply Co. Ltd., Class A	1,140	15,625
Sunny Optical Technology Group Co. Ltd.	9,550	78,058
Sunwoda Electronic Co. Ltd., Class A	1,800	3,918
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	898	2,320
Suzhou Maxwell Technologies Co. Ltd., Class A	256	5,366
TAL Education Group, ADR*	5,732	40,411
Tangshan Jidong Cement Co. Ltd., Class A	5,300	5,520
TBEA Co. Ltd., Class A	4,030	8,140
TCL Technology Group Corp., Class A*	14,080	7,932
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,045	14,257
Tencent Holdings Ltd.	91,239	3,781,096
Tencent Music Entertainment Group, ADR*	9,565	65,233
Thunder Software Technology Co. Ltd., Class A	400	4,401
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,182
Tianqi Lithium Corp., Class A	1,200	9,493
Tianshan Aluminum Group Co. Ltd., Class A	774	672
Tingyi Cayman Islands Holding Corp.	28,665	42,107
Titan Wind Energy Suzhou Co. Ltd., Class A*	2,500	4,469
Tongcheng Travel Holdings Ltd.*	17,013	38,138
TongFu Microelectronics Co. Ltd., Class A	2,100	5,884
Tongkun Group Co. Ltd., Class A*	2,000	4,078
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,147
Tongwei Co. Ltd., Class A	4,100	18,073
Topchoice Medical Corp., Class A*	255	3,270
Topsports International Holdings Ltd., 144A	27,577	22,435
TravelSky Technology Ltd., Class H	12,348	22,138
Trina Solar Co. Ltd., Class A	2,056	9,600
Trip.Com Group Ltd.*	7,593	299,563
Tsingtao Brewery Co. Ltd., Class A	500	6,259
Tsingtao Brewery Co. Ltd., Class H	8,145	67,872
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	929	11,837
Uni-President China Holdings Ltd.	13,233	9,787

Unisplendour Corp. Ltd., Class A*	3,254	12,041
Vipshop Holdings Ltd., ADR*	4,945	78,082
Walvax Biotechnology Co. Ltd., Class A	1,300	4,228
Wanhua Chemical Group Co. Ltd., Class A	2,789	35,928
Weibo Corp., ADR	856	11,042
Weichai Power Co. Ltd., Class A	5,900	9,566
Weichai Power Co. Ltd., Class H	26,241	34,063
Weihai Guangwei Composites Co. Ltd., Class A	800	3,075
Wens Foodstuffs Group Co. Ltd., Class A	4,716	10,796
Western Securities Co. Ltd., Class A	900	835
Western Superconducting Technologies Co. Ltd., Class A	789	5,142
Will Semiconductor Co. Ltd., Class A	791	10,002
Wingtech Technology Co. Ltd., Class A*	1,014	6,434
Wuchan Zhongda Group Co. Ltd., Class A	4,500	2,875
Wuhan Guide Infrared Co. Ltd., Class A	4,764	5,047
Wuliangye Yibin Co. Ltd., Class A	3,407	72,989
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	6,387
WuXi AppTec Co. Ltd., Class A	1,911	21,401
WuXi AppTec Co. Ltd., Class H, 144A	4,771	52,258
Wuxi Autowell Technology Co. Ltd., Class A	251	5,805
Wuxi Biologics Cayman, Inc., 144A*	52,136	293,510
XCMG Construction Machinery Co. Ltd., Class A	8,400	6,983
Xiamen C & D, Inc., Class A	3,500	5,223
Xiamen Faratronic Co. Ltd., Class A	300	4,685
Xiamen Tungsten Co. Ltd., Class A	1,800	4,291
Xiaomi Corp., Class B, 144A*	210,123	331,166
Xinjiang Daqo New Energy Co. Ltd., Class A	1,891	10,801
Xinyi Solar Holdings Ltd.	62,971	52,594
XPeng, Inc., Class A*	14,251	133,654
Xtep International Holdings Ltd.	17,203	17,044
Yadea Group Holdings Ltd., 144A	17,563	33,772
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	700	3,436
Yankuang Energy Group Co. Ltd., Class A	3,300	7,813
Yankuang Energy Group Co. Ltd., Class H	32,838	51,587
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,321
Yealink Network Technology Corp. Ltd., Class A	1,260	6,409
Yifeng Pharmacy Chain Co. Ltd., Class A	1,022	4,994
Yihai International Holding Ltd.*	6,646	12,458
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	4,410
Yintai Gold Co. Ltd., Class A	2,400	4,765
YongXing Special Materials Technology Co. Ltd., Class A	520	3,562
Yonyou Network Technology Co. Ltd., Class A	2,697	6,726
Youngor Group Co. Ltd., Class A	7,500	7,162
YTO Express Group Co. Ltd., Class A	2,500	5,187
Yum China Holdings, Inc.	5,758	309,147
Yunda Holding Co. Ltd., Class A	3,160	4,277
Yunnan Aluminium Co. Ltd., Class A	3,800	7,540
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,513
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	200	2,797
Yunnan Energy New Material Co. Ltd., Class A	760	6,933
Yunnan Yuntianhua Co. Ltd., Class A	1,500	3,553
Zai Lab Ltd.*	12,000	32,057
Zangge Mining Co. Ltd., Class A	1,300	4,014
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	18,986
Zhaojin Mining Industry Co. Ltd., Class H	20,201	28,541
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	6,166
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	7,831
Zhejiang Dahua Technology Co. Ltd., Class A	3,932	11,659
Zhejiang Expressway Co. Ltd., Class H	21,098	15,765
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,000	4,617
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,627	8,920
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	8,514
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,000	3,735
Zhejiang Juhua Co. Ltd., Class A	2,100	4,729
Zhejiang NHU Co. Ltd., Class A	1,483	3,317
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,800	7,346
Zhejiang Supcon Technology Co. Ltd., Class A	582	4,034
Zhejiang Supor Co. Ltd., Class A	68	445
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,500	3,687
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,900	5,276
Zhejiang Zheneng Electric Power Co. Ltd., Class A*	13,100	7,938
Zheshang Securities Co. Ltd., Class A	2,100	2,972
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	10,403	30,908

Zhongji Innolight Co. Ltd., Class A	700	11,025
Zhongjin Gold Corp. Ltd., Class A	3,700	5,653
Zhongsheng Group Holdings Ltd.	13,019	39,676
Zhongtai Securities Co. Ltd., Class A	4,000	4,018
Zhuzhou CRRC Times Electric Co. Ltd., Class A	771	4,623
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,223	25,190
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	2,159
Zijin Mining Group Co. Ltd., Class A	16,600	28,193
Zijin Mining Group Co. Ltd., Class H	73,146	115,096
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	6,192
ZTE Corp., Class A	3,200	15,587
ZTE Corp., Class H	11,485	36,978
ZTO Express Cayman, Inc., ADR	5,723	143,876

(Cost $26,037,857)		25,019,729

Colombia - 0.1%
Bancolombia SA	3,936	28,001
Interconexion Electrica SA ESP	6,175	22,614

(Cost $61,807)		50,615

Cyprus - 0.0%
TCS Group Holding PLC, GDR*(a)
(Cost $93,983)	1,702	0

Czech Republic - 0.2%
CEZ AS	2,151	91,580
Komercni Banka AS	1,137	35,576
Moneta Money Bank AS, 144A	5,369	20,029

(Cost $101,477)		147,185

Egypt - 0.1%
Commercial International Bank Egypt SAE	33,883	62,503
Eastern Co. SAE	17,485	11,487
EFG Holding S.A.E.*	16,627	8,577
Fawry for Banking & Payment Technology Services SAE*	6,535	1,195

(Cost $90,442)		83,762

Greece - 0.5%
Alpha Services and Holdings SA*	32,479	54,818
Eurobank Ergasias Services and Holdings SA*	34,666	60,257
Hellenic Telecommunications Organization SA	2,804	41,959
JUMBO SA	1,501	46,419
Motor Oil Hellas Corinth Refineries SA	854	21,762
Mytilineos SA	1,437	58,339
National Bank of Greece SA*	7,814	53,160
OPAP SA	2,687	45,395
Piraeus Financial Holdings SA*	10,150	35,132
Public Power Corp. SA*	2,619	28,683

(Cost $307,856)		445,924

Hong Kong - 1.5%
Alibaba Health Information Technology Ltd.*	77,217	45,588
Beijing Enterprises Holdings Ltd.	5,627	21,095
Beijing Enterprises Water Group Ltd.	49,069	11,325
Bosideng International Holdings Ltd.	40,915	16,069
C&D International Investment Group Ltd.	9,149	23,286
China Everbright Environment Group Ltd.	46,457	16,942
China Gas Holdings Ltd.	33,697	34,374
China Jinmao Holdings Group Ltd.	85,312	12,075
China Medical System Holdings Ltd.	18,965	27,375
China Merchants Port Holdings Co. Ltd.	19,294	23,077
China Overseas Land & Investment Ltd.	53,580	113,004
China Overseas Property Holdings Ltd.	18,814	22,479
China Power International Development Ltd.	71,798	25,634
China Resources Beer Holdings Co. Ltd.	22,291	131,034
China Resources Cement Holdings Ltd.	34,265	11,360
China Resources Gas Group Ltd.	12,361	34,755
China Resources Land Ltd.	44,446	187,875
China Resources Power Holdings Co. Ltd.	26,610	52,118
China Ruyi Holdings Ltd.*	62,792	16,654
China State Construction International Holdings Ltd.	26,516	29,517
China Taiping Insurance Holdings Co. Ltd.	21,417	22,558
China Traditional Chinese Medicine Holdings Co. Ltd.	41,519	16,200
Chow Tai Fook Jewellery Group Ltd.	26,715	40,537
COSCO SHIPPING Ports Ltd.	27,086	16,682
Far East Horizon Ltd.	21,048	14,386
GCL Technology Holdings Ltd.	278,189	48,243
Geely Automobile Holdings Ltd.	84,161	104,526
Guangdong Investment Ltd.	41,419	32,375
Kingboard Holdings Ltd.	9,057	20,557
Kingboard Laminates Holdings Ltd.	14,186	11,794
Kunlun Energy Co. Ltd.	50,575	37,017
Nine Dragons Paper Holdings Ltd.*	16,156	8,961
Orient Overseas International Ltd.	1,812	24,307
Shenzhen International Holdings Ltd.	16,004	11,387
Sino Biopharmaceutical Ltd.	136,085	51,711
Vinda International Holdings Ltd.	5,643	13,067
Want Want China Holdings Ltd.	61,725	40,849
Yuexiu Property Co. Ltd.	21,842	27,072

(Cost $1,616,793)		1,397,865

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	5,675	42,961
OTP Bank Nyrt	3,210	131,133
Richter Gedeon Nyrt	1,974	49,541

(Cost $164,949)		223,635

India - 15.0%
ABB India Ltd.	687	36,360

Adani Enterprises Ltd.	2,289	66,891
Adani Green Energy Ltd.*	4,192	47,024
Adani Ports & Special Economic Zone Ltd.	7,499	71,760
Adani Power Ltd.*	10,412	40,410
Ambuja Cements Ltd.	8,324	43,075
Apollo Hospitals Enterprise Ltd.	1,417	82,400
Ashok Leyland Ltd.	20,714	46,001
Asian Paints Ltd.	5,298	208,378
Astral Ltd.	1,677	39,583
AU Small Finance Bank Ltd., 144A	1,978	17,288
Aurobindo Pharma Ltd.	4,008	40,183
Avenue Supermarts Ltd., 144A*	2,151	96,666
Axis Bank Ltd.	31,172	366,558
Bajaj Auto Ltd.	950	52,945
Bajaj Finance Ltd.	3,750	324,465
Bajaj Finserv Ltd.	5,201	93,539
Bajaj Holdings & Investment Ltd.	388	34,859
Balkrishna Industries Ltd.	1,194	33,506
Bandhan Bank Ltd., 144A	8,893	24,664
Bank of Baroda	13,872	31,360
Berger Paints India Ltd.	3,075	26,692
Bharat Electronics Ltd.	48,406	77,883
Bharat Forge Ltd.	3,470	44,864
Bharat Petroleum Corp. Ltd.	9,246	38,034
Bharti Airtel Ltd.	30,688	317,459
Britannia Industries Ltd.	1,456	78,576
CG Power & Industrial Solutions Ltd.	8,706	45,151
Cholamandalam Investment and Finance Co. Ltd.	5,355	72,566
Cipla Ltd.	7,180	109,071
Coal India Ltd.	21,354	59,339
Colgate-Palmolive India Ltd.	1,700	39,880
Container Corp. Of India Ltd.	3,859	31,343
Cummins India Ltd.	1,961	40,452
Dabur India Ltd.	8,282	55,333
Divi’s Laboratories Ltd.	1,589	68,947
DLF Ltd.	8,877	54,054
Dr. Reddy’s Laboratories Ltd.	1,506	102,015
Eicher Motors Ltd.	1,928	77,706
GAIL India Ltd.	32,547	45,212
Godrej Consumer Products Ltd.*	5,681	68,976
Godrej Properties Ltd.*	1,957	38,905
Grasim Industries Ltd.	3,699	80,022
Havells India Ltd.	3,331	55,709
HCL Technologies Ltd.	12,976	183,724
HDFC Asset Management Co. Ltd., 144A	1,240	37,808
HDFC Bank Ltd.	38,048	722,228
HDFC Life Insurance Co. Ltd., 144A	13,236	103,084
Hero MotoCorp Ltd.	1,572	55,370
Hindalco Industries Ltd.	15,931	88,491
Hindustan Aeronautics Ltd.	1,113	52,437
Hindustan Petroleum Corp. Ltd.*	8,217	24,625
Hindustan Unilever Ltd.	11,104	335,999
ICICI Bank Ltd.	69,843	808,854
ICICI Lombard General Insurance Co. Ltd., 144A	2,946	46,749
ICICI Prudential Life Insurance Co. Ltd., 144A	4,785	32,593
IDFC First Bank Ltd.*	46,961	52,953
Indian Hotels Co. Ltd.	10,878	55,306
Indian Oil Corp. Ltd.	42,523	45,766
Indian Railway Catering & Tourism Corp. Ltd.	2,417	19,619
Indraprastha Gas Ltd.	4,455	25,168
Info Edge India Ltd.	1,037	54,257
Infosys Ltd.	45,355	786,421
InterGlobe Aviation Ltd., 144A*	1,908	56,120
ITC Ltd.	39,912	211,983
Jindal Steel & Power Ltd.	5,332	44,086
Jio Financial Services Ltd.*	41,407	116,789
JSW Steel Ltd.	7,833	73,768
Jubilant Foodworks Ltd.	5,877	36,350
Kotak Mahindra Bank Ltd.	14,863	315,757
Larsen & Toubro Ltd.	9,371	305,932
LTIMindtree Ltd., 144A	1,188	74,526
Lupin Ltd.	3,109	41,229
Mahindra & Mahindra Ltd.	12,834	244,228
Marico Ltd.	6,831	47,037
Maruti Suzuki India Ltd.	1,868	225,727
Max Healthcare Institute Ltd.*	10,584	75,372
Mphasis Ltd.	917	26,903
MRF Ltd.	27	35,447
Muthoot Finance Ltd.	1,737	26,444
Nestle India Ltd.	449	119,246
NTPC Ltd.	57,456	152,894
Oil & Natural Gas Corp. Ltd.	39,479	83,048
Page Industries Ltd.	92	44,622
Petronet LNG Ltd.	11,532	29,991
PI Industries Ltd.	1,092	47,859
Pidilite Industries Ltd.	2,129	64,678
Power Finance Corp. Ltd.	15,074	47,378
Power Grid Corp. of India Ltd.	48,269	142,586
REC Ltd.	16,389	47,245
Reliance Industries Ltd.	41,407	1,203,903
Samvardhana Motherson International Ltd.	33,262	38,491
SBI Cards & Payment Services Ltd.	4,022	39,670
SBI Life Insurance Co. Ltd., 144A	5,885	91,883
Shree Cement Ltd.	119	34,213
Shriram Finance Ltd.	3,746	87,254
Siemens Ltd.	1,218	57,704
Sona Blw Precision Forgings Ltd., 144A	5,785	41,620
SRF Ltd.	2,004	57,044

State Bank of India	23,693	160,655
Sun Pharmaceutical Industries Ltd.	12,750	171,199
Supreme Industries Ltd.	895	48,192
Tata Consultancy Services Ltd.	12,259	497,075
Tata Consumer Products Ltd.	7,881	79,428
Tata Elxsi Ltd.	485	42,457
Tata Motors Ltd.	21,881	158,849
Tata Power Co. Ltd.	20,387	60,359
Tata Steel Ltd.	100,037	148,510
Tech Mahindra Ltd.	7,252	105,290
Titan Co. Ltd.	4,964	186,148
Torrent Pharmaceuticals Ltd.	1,188	26,440
Trent Ltd.	2,666	65,972
Tube Investments of India Ltd.	1,440	50,452
TVS Motor Co. Ltd.	2,990	51,283
UltraTech Cement Ltd.	1,558	156,154
United Spirits Ltd.*	4,273	52,005
UPL Ltd.	6,799	48,549
Varun Beverages Ltd.	6,046	65,692
Vedanta Ltd.	10,028	28,139
Wipro Ltd.	18,087	89,227
Yes Bank Ltd.*	176,395	35,796
Zomato Ltd.*	60,281	71,068

(Cost $10,166,451)		13,745,522

Indonesia - 2.0%
Aneka Tambang Tbk	116,579	15,233
GoTo Gojek Tokopedia Tbk PT*	11,548,854	72,796
PT Adaro Energy Indonesia Tbk	202,784	35,550
PT Astra International Tbk	273,953	116,021
PT Bank Central Asia Tbk	741,290	446,575
PT Bank Mandiri Persero Tbk	510,004	201,758
PT Bank Negara Indonesia Persero Tbk	108,162	65,160
PT Bank Rakyat Indonesia Persero Tbk	924,949	337,063
PT Barito Pacific Tbk	435,077	30,567
PT Charoen Pokphand Indonesia Tbk*	105,738	35,929
PT Indah Kiat Pulp & Paper Tbk	36,891	22,043
PT Indofood CBP Sukses Makmur Tbk	33,611	24,717
PT Indofood Sukses Makmur Tbk	39,436	18,384
PT Kalbe Farma Tbk	252,096	30,043
PT Merdeka Copper Gold Tbk*	162,690	36,106
PT Sarana Menara Nusantara Tbk	309,522	20,933
PT Semen Indonesia Persero Tbk	50,036	22,340
PT Sumber Alfaria Trijaya Tbk	226,622	43,152
PT Telkom Indonesia Persero Tbk	688,094	168,522
PT Unilever Indonesia Tbk	107,150	25,820
PT United Tractors Tbk	18,480	31,548
PT Vale Indonesia Tbk	32,680	12,660

(Cost $1,495,676)		1,812,920

Ireland - 0.9%
PDD Holdings, Inc., ADR*
(Cost $618,399)	8,174	808,981

Kazakhstan - 0.0%
Polymetal International PLC*(a)
(Cost $79,914)	4,894	0

Kuwait - 0.8%
Agility Public Warehousing Co. KSC*	19,473	36,324
Boubyan Bank KSCP	19,881	39,343
Gulf Bank KSCP	20,479	16,742
Kuwait Finance House KSCP	112,522	271,951
Mabanee Co KPSC	8,493	23,034
Mobile Telecommunications Co. KSCP	23,417	38,743
National Bank of Kuwait SAKP	99,968	298,364

(Cost $601,011)		724,501

Luxembourg - 0.0%
Reinet Investments SCA
(Cost $37,037)	1,956	41,883

Malaysia - 1.4%
AMMB Holdings Bhd	25,746	20,697
Axiata Group Bhd	40,099	20,395
Celcomdigi Bhd	43,560	41,119
CIMB Group Holdings Bhd	81,835	99,296
Dialog Group Bhd	47,536	21,002
Gamuda Bhd	23,918	23,196
Genting Bhd	31,267	29,448
Genting Malaysia Bhd	34,645	19,189
Hong Leong Bank Bhd	9,941	42,763
Hong Leong Financial Group Bhd	2,700	10,602
IHH Healthcare Bhd	25,135	32,231
Inari Amertron Bhd	38,500	26,137
IOI Corp. Bhd	38,694	33,607
Kuala Lumpur Kepong Bhd	6,020	27,946
Malayan Banking Bhd	76,618	150,429
Malaysia Airports Holdings Bhd	9,963	15,825
Maxis Bhd	37,096	32,059
MISC Bhd	19,500	30,259
MR DIY Group M Bhd, 144A	29,100	9,721
Nestle Malaysia Bhd	883	24,834
Petronas Chemicals Group Bhd	37,024	56,813
Petronas Dagangan Bhd	3,504	16,765
Petronas Gas Bhd	11,990	44,239
PPB Group Bhd	9,962	33,751
Press Metal Aluminium Holdings Bhd	50,150	52,420
Public Bank Bhd	198,510	180,969
QL Resources Bhd	17,100	19,901
RHB Bank Bhd	21,344	25,806
Sime Darby Bhd	34,123	16,914
Sime Darby Plantation Bhd	29,323	27,743
Telekom Malaysia Bhd	16,645	18,295
Tenaga Nasional Bhd	36,705	77,840

(Cost $1,406,593)		1,282,211

Mexico - 2.5%
Alfa SAB de CV, Class A	42,746	28,254
America Movil SAB de CV, Series B	262,363	246,968
Arca Continental SAB de CV	6,409	62,397

Banco del Bajio SA, 144A	10,719	33,809
Cemex SAB de CV, Series CPO*	207,443	163,638
Coca-Cola Femsa SAB de CV	7,011	59,405
Fibra Uno Administracion SA de CV REIT	41,753	60,828
Fomento Economico Mexicano SAB de CV	26,462	296,148
Gruma SAB de CV, Class B	2,708	45,206
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,086	93,442
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,688	73,241
Grupo Bimbo SAB de CV, Series A	18,386	90,450
Grupo Carso SAB de CV, Series A1	7,628	60,803
Grupo Financiero Banorte SAB de CV, Class O	35,680	302,214
Grupo Financiero Inbursa SAB de CV, Class O*	25,792	55,712
Grupo Mexico SAB de CV, Series B	41,451	197,427
Grupo Televisa SAB, Series CPO	33,510	29,736
Industrias Penoles SAB de CV*	2,698	38,160
Kimberly-Clark de Mexico SAB de CV, Class A	19,102	42,976
Operadora De Sites Mexicanos SAB de CV, Class A-1	18,997	17,737
Orbia Advance Corp. SAB de CV	11,815	26,297
Promotora y Operadora de Infraestructura SAB de CV	2,297	22,060
Wal-Mart de Mexico SAB de CV	72,265	284,686

(Cost $2,057,467)		2,331,594

Netherlands - 0.0%
NEPI Rockcastle NV
(Cost $84,546)	6,698	40,199

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	3,176	27,123
Credicorp Ltd.	899	127,146

(Cost $183,117)		154,269

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	25,450	21,126
ACEN Corp.	10,578	936
Ayala Corp.	3,904	42,474
Ayala Land, Inc.	93,224	44,702
Bank of the Philippine Islands	27,656	53,729
BDO Unibank, Inc.	32,550	80,081
International Container Terminal Services, Inc.	13,721	50,212
JG Summit Holdings, Inc.	40,134	25,908
Jollibee Foods Corp.	6,853	28,685
Manila Electric Co.	3,560	21,604
Metropolitan Bank & Trust Co.	15,512	15,123
PLDT, Inc.	1,206	24,495
SM Investments Corp.	3,263	48,006
SM Prime Holdings, Inc.	123,091	63,480
Universal Robina Corp.	12,494	24,648

(Cost $667,751)		545,209

Poland - 0.8%
Allegro.eu SA, 144A*	6,587	52,719
Bank Polska Kasa Opieki SA	2,690	70,352
Budimex SA	185	20,178
CD Projekt SA	965	34,512
Cyfrowy Polsat SA	4,321	14,202
Dino Polska SA, 144A*	673	61,808
KGHM Polska Miedz SA	1,917	53,016
LPP SA	15	50,464
mBank SA*	181	18,821
ORLEN SA	7,598	116,115
PGE Polska Grupa Energetyczna SA*	11,844	24,361
Powszechna Kasa Oszczednosci Bank Polski SA*	12,162	110,103
Powszechny Zaklad Ubezpieczen SA	7,666	76,796
Santander Bank Polska SA*	464	41,792

(Cost $826,424)		745,239

Qatar - 0.9%
Barwa Real Estate Co.	30,415	21,884
Commercial Bank PSQC	44,292	69,115
Dukhan Bank	20,564	23,615
Industries Qatar QSC	20,900	70,968
Masraf Al Rayan QSC	77,316	47,154
Mesaieed Petrochemical Holding Co.	64,544	32,627
Ooredoo QPSC	8,328	24,709
Qatar Electricity & Water Co. QSC	5,674	27,918
Qatar Fuel QSC	8,554	37,600
Qatar Gas Transport Co. Ltd.	32,116	32,707
Qatar International Islamic Bank QSC	14,554	39,548
Qatar Islamic Bank SAQ	23,612	125,325
Qatar National Bank QPSC	61,365	262,993

(Cost $773,473)		816,163

Russia - 0.0%
Alrosa PJSC*(a)	34,709	0
Gazprom PJSC*(a)	164,723	0
Inter RAO UES PJSC*(a)	490,959	0
LUKOIL PJSC*(a)	5,651	0
Magnit PJSC, GDR*(a)	4	0
Magnit PJSC*(a)	933	0
MMC Norilsk Nickel PJSC*(a)	883	0
Mobile TeleSystems PJSC, ADR*(a)	6,594	0
Moscow Exchange MICEX-RTS PJSC*(a)	20,735	0
Novatek PJSC*(a)	12,810	0
Novolipetsk Steel PJSC*(a)	21,183	0
Ozon Holdings PLC, ADR*(a)	700	0
PhosAgro PJSC*(a)	713	0
PhosAgro PJSC, GDR*(a)	13	0
Polyus PJSC*(a)	476	0
Rosneft Oil Co. PJSC*(a)	14,582	0
Sberbank of Russia PJSC*(a)	146,997	0

Severstal PAO, GDR*(a)	2,248	0
Severstal PAO*(a)	707	0
Surgutneftegas PJSC, ADR*(a)	2,000	0
Surgutneftegas PJSC*(a)	68,300	0
Tatneft PJSC*(a)	17,973	0
United Co. RUSAL International PJSC*(a)	39,327	0
VK Co. Ltd., GDR*(a)	1,691	0
VTB Bank PJSC*(a)	48,782,071	0
X5 Retail Group NV, GDR*(a)	1,749	0
Yandex NV, Class A*(a)	4,277	0

(Cost $2,809,837)		0

Saudi Arabia - 4.1%
ACWA Power Co.	1,050	54,031
Advanced Petrochemical Co.	1,387	15,735
Al Rajhi Bank	26,428	508,739
Alinma Bank	13,498	132,797
Almarai Co. JSC	3,652	61,732
Arab National Bank	8,123	55,877
Arabian Internet & Communications Services Co.	332	31,247
Bank AlBilad	6,678	76,383
Bank Al-Jazira*	6,260	29,609
Banque Saudi Fransi	8,310	84,969
Bupa Arabia for Cooperative Insurance Co.	984	52,891
Dallah Healthcare Co.	464	17,320
Dar Al Arkan Real Estate Development Co.*	8,204	40,729
Dr Sulaiman Al Habib Medical Services Group Co.	1,192	77,228
Elm Co.	328	74,334
Etihad Etisalat Co.	5,217	62,802
Jarir Marketing Co.	8,820	34,709
Mobile Telecommunications Co. Saudi Arabia	6,440	23,180
Mouwasat Medical Services Co.	1,408	41,369
Nahdi Medical Co.	542	21,936
National Industrialization Co.*	4,370	14,844
Rabigh Refining & Petrochemical Co.*	5,886	16,195
Riyad Bank	19,998	162,356
SABIC Agri-Nutrients Co.	3,072	112,702
Sahara International Petrochemical Co.	4,977	48,368
Saudi Arabian Mining Co.*	17,904	193,330
Saudi Arabian Oil Co., 144A	35,634	331,576
Saudi Aramco Base Oil Co.	650	25,372
Saudi Awwal Bank	13,012	124,373
Saudi Basic Industries Corp.	11,979	282,336
Saudi Electricity Co.	11,795	65,097
Saudi Industrial Investment Group	5,410	37,214
Saudi Investment Bank	6,671	29,525
Saudi Kayan Petrochemical Co.*	9,856	32,007
Saudi National Bank	39,608	377,531
Saudi Research & Media Group*	482	22,772
Saudi Tadawul Group Holding Co.	697	36,795
Saudi Telecom Co.	26,537	281,597
Savola Group	3,688	37,267
Yanbu National Petrochemical Co.	3,192	36,000

(Cost $3,051,443)		3,764,874

Singapore - 0.0%
BOC Aviation Ltd., 144A	2,752	20,651
JOYY, Inc., ADR	589	20,215

(Cost $54,428)		40,866

South Africa - 3.0%
Absa Group Ltd.	11,748	113,399
African Rainbow Minerals Ltd.	1,446	13,706
Anglo American Platinum Ltd.	775	27,129
AngloGold Ashanti Ltd.	5,524	94,407
Aspen Pharmacare Holdings Ltd.	5,322	48,528
Bid Corp. Ltd.	4,510	101,455
Bidvest Group Ltd.	4,151	62,633
Capitec Bank Holdings Ltd.	1,207	101,283
Clicks Group Ltd.	3,674	53,208
Discovery Ltd.*	6,977	54,209
Exxaro Resources Ltd.	3,278	29,131
FirstRand Ltd.	69,115	268,628
Gold Fields Ltd.	12,517	160,975
Growthpoint Properties Ltd. REIT	39,870	24,933
Harmony Gold Mining Co. Ltd.	8,368	34,921
Impala Platinum Holdings Ltd.	11,604	59,885
Kumba Iron Ore Ltd.	935	20,566
MTN Group Ltd.	21,972	139,988
Naspers Ltd., Class N	2,637	449,203
Nedbank Group Ltd.	6,293	71,914
Northam Platinum Holdings Ltd.*	4,574	30,154
Old Mutual Ltd.	67,075	45,072
OUTsurance Group Ltd.	12,226	25,896
Pepkor Holdings Ltd., 144A	24,430	21,086
Remgro Ltd.	7,093	59,362
Sanlam Ltd.	24,545	88,575
Sasol Ltd.	7,782	100,653
Shoprite Holdings Ltd.	6,860	95,837
Sibanye Stillwater Ltd.	37,992	57,818
Standard Bank Group Ltd.	18,595	190,243
Vodacom Group Ltd.	9,078	51,848
Woolworths Holdings Ltd.	11,887	46,692

(Cost $3,546,768)		2,743,337

South Korea - 11.8%
Amorepacific Corp.	393	39,813
BGF retail Co. Ltd.	104	12,306
Celltrion Healthcare Co. Ltd.	1,445	70,733
Celltrion Pharm, Inc.*	254	13,202
Celltrion, Inc.	1,491	162,326
CJ CheilJedang Corp.	118	26,693
CosmoAM&T Co. Ltd.*	315	37,583

Coway Co. Ltd.	788	25,755
DB Insurance Co. Ltd.	564	34,862
Doosan Bobcat, Inc.	776	31,586
Doosan Enerbility Co. Ltd.*	5,882	81,082
Ecopro BM Co. Ltd.	649	159,335
Ecopro Co. Ltd.	273	259,626
F&F Co. Ltd. / New	244	19,014
GS Holdings Corp.	657	18,665
Hana Financial Group, Inc.	3,983	119,181
Hankook Tire & Technology Co. Ltd.	1,138	33,363
Hanmi Pharm. Co. Ltd.	94	20,944
Hanmi Semiconductor Co. Ltd.	619	28,006
Hanon Systems	2,266	15,618
Hanwha Aerospace Co. Ltd.	472	40,781
Hanwha Ocean Co. Ltd.*	652	18,918
Hanwha Solutions Corp.*	1,465	40,400
HD Hyundai Co. Ltd.	670	29,958
HD Hyundai Heavy Industries Co. Ltd.*	229	22,662
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	622	58,212
HLB, Inc.*	1,523	33,243
HMM Co. Ltd.	2,994	37,738
Hotel Shilla Co. Ltd.	459	30,629
HYBE Co. Ltd.*	278	53,108
Hyundai Engineering & Construction Co. Ltd.	1,167	31,344
Hyundai Glovis Co. Ltd.	277	36,151
Hyundai Mipo Dockyard Co. Ltd.*	314	21,618
Hyundai Mobis Co. Ltd.	843	147,330
Hyundai Motor Co.	1,796	256,950
Hyundai Steel Co.	1,344	36,809
Industrial Bank of Korea	3,132	25,497
JYP Entertainment Corp.	427	36,247
Kakao Corp.	4,288	156,045
Kakao Games Corp.*	402	8,653
KakaoBank Corp.	2,032	40,509
Kakaopay Corp.*	338	11,571
Kangwon Land, Inc.	1,174	13,776
KB Financial Group, Inc.	5,323	217,874
Kia Corp.	3,615	219,348
Korea Aerospace Industries Ltd.	1,103	42,226
Korea Electric Power Corp.*	3,473	46,823
Korea Investment Holdings Co. Ltd.	603	23,723
Korea Zinc Co. Ltd.	115	45,852
Korean Air Lines Co. Ltd.	2,512	43,332
Krafton, Inc.*	394	46,204
KT Corp.	841	20,997
KT&G Corp.	1,450	95,332
Kumho Petrochemical Co. Ltd.	279	26,343
L&F Co. Ltd.	344	55,956
LG Chem Ltd.	667	294,202
LG Corp.	1,307	81,184
LG Display Co. Ltd.*	3,252	32,969
LG Electronics, Inc.	1,409	105,002
LG Energy Solution Ltd.*	645	265,466
LG H&H Co. Ltd.	121	42,523
LG Innotek Co. Ltd.	198	40,446
LG Uplus Corp.	2,880	22,770
Lotte Chemical Corp.	276	28,524
Lotte Energy Materials Corp.	308	11,348
Meritz Financial Group, Inc.*	1,382	57,193
Mirae Asset Securities Co. Ltd.	3,397	17,117
NAVER Corp.	1,812	294,060
NCSoft Corp.	191	36,343
Netmarble Corp., 144A*	332	10,763
NH Investment & Securities Co. Ltd.	1,668	12,998
Orion Corp.	358	32,990
Pan Ocean Co. Ltd.	3,856	13,011
Pearl Abyss Corp.*	439	16,042
POSCO Future M Co. Ltd.	426	144,874
POSCO Holdings, Inc.	971	425,352
Posco International Corp.	671	40,207
Samsung Biologics Co. Ltd., 144A*	252	140,514
Samsung C&T Corp.	1,179	93,392
Samsung Electro-Mechanics Co. Ltd.	732	74,986
Samsung Electronics Co. Ltd.	65,074	3,293,702
Samsung Engineering Co. Ltd.*	2,058	52,939
Samsung Fire & Marine Insurance Co. Ltd.	421	78,515
Samsung Heavy Industries Co. Ltd.*	8,790	58,589
Samsung Life Insurance Co. Ltd.	1,114	56,975
Samsung SDI Co. Ltd.	749	347,937
Samsung SDS Co. Ltd.	535	57,477
Samsung Securities Co. Ltd.	816	23,059
Shinhan Financial Group Co. Ltd.	5,663	152,313
SK Biopharmaceuticals Co. Ltd.*	460	29,826
SK Bioscience Co. Ltd.*	337	18,715
SK Hynix, Inc.	7,447	686,245
SK IE Technology Co. Ltd., 144A*	352	24,048
SK Innovation Co. Ltd.*	834	111,999
SK Square Co. Ltd.*	1,344	45,859
SK, Inc.	472	51,601
SKC Co. Ltd.	275	19,037
S-Oil Corp.	610	33,690
Woori Financial Group, Inc.	8,266	74,483
Yuhan Corp.	806	44,393

(Cost $7,414,793)		10,877,530

Taiwan - 14.7%
Accton Technology Corp.	6,879	103,250
Acer, Inc.	41,385	47,562
Advantech Co. Ltd.	6,608	71,378
Airtac International Group	1,891	54,628
ASE Technology Holding Co. Ltd.	41,974	155,525
Asia Cement Corp.	33,169	41,557

Asustek Computer, Inc.	10,034	126,817
AUO Corp.*	86,953	48,601
Catcher Technology Co. Ltd.	7,842	44,447
Cathay Financial Holding Co. Ltd.*	128,312	183,726
Chailease Holding Co. Ltd.	20,101	112,035
Chang Hwa Commercial Bank Ltd.	73,150	39,737
Cheng Shin Rubber Industry Co. Ltd.	27,323	34,018
China Airlines Ltd.	41,386	29,370
China Development Financial Holding Corp.*	199,815	74,351
China Steel Corp.	160,213	133,316
Chunghwa Telecom Co. Ltd.	52,148	189,948
Compal Electronics, Inc.	58,564	58,662
CTBC Financial Holding Co. Ltd.	238,327	178,484
Delta Electronics, Inc.	26,802	291,193
E Ink Holdings, Inc.	10,980	62,922
E.Sun Financial Holding Co. Ltd.	185,285	142,252
Eclat Textile Co. Ltd.	2,563	40,964
eMemory Technology, Inc.	855	48,728
Eva Airways Corp.	32,687	32,331
Evergreen Marine Corp. Taiwan Ltd.	13,900	46,484
Far Eastern New Century Corp.	42,295	37,386
Far EasTone Telecommunications Co. Ltd.	23,253	51,549
Feng TAY Enterprise Co. Ltd.	6,853	36,152
First Financial Holding Co. Ltd.	142,377	117,580
Formosa Chemicals & Fibre Corp.	49,531	96,429
Formosa Petrochemical Corp.	15,086	37,565
Formosa Plastics Corp.	50,937	127,157
Fubon Financial Holding Co. Ltd.	100,599	200,904
Giant Manufacturing Co. Ltd.	4,830	29,726
Gigabyte Technology Co. Ltd.	7,094	75,960
Global Unichip Corp.	1,209	55,426
Globalwafers Co. Ltd.	2,872	41,394
Hon Hai Precision Industry Co. Ltd.	168,723	564,238
Hotai Motor Co. Ltd.	3,985	84,964
Hua Nan Financial Holdings Co. Ltd.	125,809	80,985
Innolux Corp.*	118,032	53,556
Inventec Corp.	37,024	65,569
Largan Precision Co. Ltd.	1,412	90,892
Lite-On Technology Corp.	27,906	120,048
MediaTek, Inc.	20,770	459,795
Mega Financial Holding Co. Ltd.	153,533	173,075
Micro-Star International Co. Ltd.	9,607	48,116
momo.com, Inc.	1,085	17,716
Nan Ya Plastics Corp.	64,481	133,836
Nan Ya Printed Circuit Board Corp.	3,074	23,311
Nanya Technology Corp.	18,138	37,932
Nien Made Enterprise Co. Ltd.	2,332	21,895
Novatek Microelectronics Corp.	7,857	98,562
Pegatron Corp.	27,620	67,648
PharmaEssentia Corp.*	2,754	30,916
Pou Chen Corp.	27,819	24,983
Powerchip Semiconductor Manufacturing Corp.	42,425	37,101
President Chain Store Corp.	7,920	66,525
Quanta Computer, Inc.	37,215	296,234
Realtek Semiconductor Corp.	6,771	88,872
Ruentex Development Co. Ltd.*	24,873	28,781
Shanghai Commercial & Savings Bank Ltd.	54,195	72,495
Shin Kong Financial Holding Co. Ltd.*	197,560	58,747
SinoPac Financial Holdings Co. Ltd.	135,537	72,777
Synnex Technology International Corp.	18,316	35,141
Taishin Financial Holding Co. Ltd.	158,694	88,699
Taiwan Business Bank	85,123	35,683
Taiwan Cement Corp.	88,247	96,847
Taiwan Cooperative Financial Holding Co. Ltd.	136,829	112,784
Taiwan High Speed Rail Corp.	29,145	27,226
Taiwan Mobile Co. Ltd.	24,449	71,551
Taiwan Semiconductor Manufacturing Co. Ltd.	335,012	5,775,253
Unimicron Technology Corp.	18,639	108,569
Uni-President Enterprises Corp.	65,605	145,645
United Microelectronics Corp.	152,732	218,213
Vanguard International Semiconductor Corp.	13,077	28,046
Voltronic Power Technology Corp.	884	40,249
Walsin Lihwa Corp.	34,212	40,823
Wan Hai Lines Ltd.	9,733	13,845
Winbond Electronics Corp.*	37,736	31,223
Wistron Corp.	35,579	130,713
Wiwynn Corp.	1,207	59,125
WPG Holdings Ltd.	20,819	35,890
Yageo Corp.	4,495	68,456
Yang Ming Marine Transport Corp.	23,921	31,735
Yuanta Financial Holding Co. Ltd.	138,927	106,442
Zhen Ding Technology Holding Ltd.	9,482	28,791

(Cost $7,064,139)		13,550,032

Thailand - 2.0%
Advanced Info Service PCL, NVDR	14,173	87,424
Airports of Thailand PCL, NVDR*	55,800	115,528
Asset World Corp. PCL, NVDR	53,200	6,624
B Grimm Power PCL, NVDR	10,500	10,195
Bangkok Dusit Medical Services PCL, NVDR	144,900	115,862
Bangkok Expressway & Metro PCL, NVDR	105,200	25,986
Banpu PCL, NVDR	101,100	24,829
Berli Jucker PCL, NVDR	18,400	17,734
BTS Group Holdings PCL, NVDR	121,344	25,470
Bumrungrad Hospital PCL, NVDR	8,400	62,129
Central Pattana PCL, NVDR	26,300	51,635

Central Retail Corp. PCL, NVDR	27,200	32,041
Charoen Pokphand Foods PCL, NVDR	55,269	32,671
CP ALL PCL, NVDR	81,349	151,582
CP Axtra PCL, NVDR	26,300	27,226
Delta Electronics Thailand PCL, NVDR	43,880	135,960
Electricity Generating PCL, NVDR	3,600	13,725
Energy Absolute PCL, NVDR	24,900	44,975
Global Power Synergy PCL, NVDR	10,500	15,817
Gulf Energy Development PCL, NVDR	40,350	55,310
Home Product Center PCL, NVDR	91,800	35,915
Indorama Ventures PCL, NVDR	24,219	20,057
Intouch Holdings PCL, NVDR	13,400	27,839
Kasikornbank PCL, NVDR	7,603	28,334
Krung Thai Bank PCL, NVDR	52,506	28,939
Krungthai Card PCL, NVDR	15,100	20,914
Land & Houses PCL, NVDR	119,600	28,348
Minor International PCL, NVDR	44,047	41,824
Muangthai Capital PCL, NVDR	9,800	11,404
Osotspa PCL, NVDR	23,100	19,790
PTT Exploration & Production PCL, NVDR	19,783	89,544
PTT Global Chemical PCL, NVDR	29,800	31,700
PTT Oil & Retail Business PCL, NVDR	41,200	24,002
PTT PCL	13,600	13,496
PTT PCL, NVDR	116,180	115,293
Ratch Group PCL, NVDR	10,900	11,050
SCB X PCL, NVDR	11,298	38,071
SCG Packaging PCL, NVDR	16,800	19,670
Siam Cement PCL	4,758	42,529
Siam Cement PCL, NVDR	5,878	52,540
Thai Oil PCL, NVDR	19,049	28,015
True Corp. PCL, NVDR.	145,272	28,625

(Cost $1,854,018)		1,810,622

Turkey - 0.7%
Akbank TAS	43,929	47,315
Aselsan Elektronik Sanayi Ve Ticaret AS	20,652	29,772
BIM Birlesik Magazalar AS	6,500	61,350
Eregli Demir ve Celik Fabrikalari TAS*	19,030	30,639
Ford Otomotiv Sanayi AS	904	29,187
Haci Omer Sabanci Holding AS	14,668	32,827
Hektas Ticaret TAS*	15,708	15,085
KOC Holding AS	9,681	51,376
Koza Altin Isletmeleri AS	13,358	14,228
Pegasus Hava Tasimaciligi AS*	590	19,318
Sasa Polyester Sanayi AS*	14,299	28,229
Tofas Turk Otomobil Fabrikasi AS	1,566	15,818
Turk Hava Yollari AO*	7,123	65,311
Turkcell Iletisim Hizmetleri AS*	15,910	33,225
Turkiye Is Bankasi AS, Class C	50,590	39,873
Turkiye Petrol Rafinerileri AS	13,410	70,813
Turkiye Sise ve Cam Fabrikalari AS	19,741	37,864
Yapi ve Kredi Bankasi AS	41,808	24,878

(Cost $658,438)		647,108

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	37,818	88,856
Abu Dhabi Islamic Bank PJSC	19,590	55,575
Abu Dhabi National Oil Co. for Distribution PJSC	44,205	45,854
Aldar Properties PJSC	50,999	73,034
Americana Restaurants International PLC	32,657	39,210
Dubai Islamic Bank PJSC	40,570	62,296
Emaar Properties PJSC	87,550	168,283
Emirates NBD Bank PJSC	25,684	114,330
Emirates Telecommunications Group Co. PJSC	48,109	259,864
First Abu Dhabi Bank PJSC	60,958	227,037
Multiply Group PJSC*	52,864	54,836

(Cost $1,034,438)		1,189,175

United Kingdom - 0.0%
Pepco Group NV* (Cost $25,839)	2,777	21,781

United States - 0.4%
BeiGene Ltd.*	9,430	152,951
Legend Biotech Corp., ADR*	906	62,840
Parade Technologies Ltd.	1,053	29,692
Southern Copper Corp.	1,212	97,760

(Cost $321,157)		343,243

TOTAL COMMON STOCKS (Cost $78,334,445)		89,272,756

PREFERRED STOCKS - 2.2%
Brazil - 1.4%
Banco Bradesco SA	72,882	220,027
Centrais Eletricas Brasileiras SA, Class B	4,227	33,068
Cia Energetica de Minas Gerais	17,867	44,487
Gerdau SA	15,687	81,887
Itau Unibanco Holding SA	65,494	362,779
Itausa SA	68,666	128,123
Petroleo Brasileiro SA	64,358	415,100

(Cost $1,034,297)		1,285,471

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $45,205)	1,963	121,570

Colombia - 0.1%
Bancolombia SA (Cost $46,868)	5,055	33,614

Russia - 0.0%
Surgutneftegas PJSC*(a) (Cost $55,822)	101,715	0

South Korea - 0.6%
Hyundai Motor Co.	360	27,727
Hyundai Motor Co. - 2nd Preferred	525	41,349
LG Chem Ltd.	87	22,478

Samsung Electronics Co. Ltd.		11,007	449,690

(Cost $263,674)			541,244

TOTAL PREFERRED STOCKS (Cost $1,445,866)			1,981,899

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24 (Cost $0)	INR	45,965	547

	Number of Shares		Value
RIGHTS - 0.0%
Brazil - 0.0%
Itausa SA*, expires 10/6/23 (Cost $0)		954	534

South Korea - 0.0%
SK Innovation Co. Ltd.*, expires 9/26/23 (Cost $0)		54	1,546

TOTAL RIGHTS (Cost $0)			2,080

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		11,834	51
BTS Group Holdings PCL*, expires 11/20/26		23,669	115
Srisawad Corp. PCL*, expires 8/29/25		432	34

(Cost $0)			200

TOTAL WARRANTS (Cost $0)			200

CASH EQUIVALENTS - 2.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b) (Cost $1,823,544)		1,823,544	1,823,544

TOTAL INVESTMENTS - 101.3% (Cost $81,603,855)			$93,081,026
Other assets and liabilities, net - (1.3%)			(1,183,403)

NET ASSETS - 100.0%			$91,897,623

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
179,111	—	(179,111)(d)	—	—	793	—	—	—
CASH EQUIVALENTS - 2.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
912,728	4,768,054	(3,857,238)	—	—	11,979	—	1,823,544	1,823,544

1,091,839	4,768,054	(4,036,349)	—	—	12,772	—	1,823,544	1,823,544

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financials	$19,924,910	21.8%
Information Technology	18,701,698	20.5
Consumer Discretionary	12,671,882	13.9
Communication Services	8,862,717	9.7
Materials	7,376,801	8.1
Industrials	6,248,190	6.8
Consumer Staples	5,646,698	6.2
Energy	4,601,198	5.1
Health Care	3,382,018	3.7
Utilities	2,261,696	2.5
Real Estate	1,579,674	1.7

Total	$91,257,482	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	21	$1,051,548	$1,028,265	9/15/2023	$(23,283)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/5/2023	AED	197,000	USD	53,634	$—	$(3)
Goldman Sachs & Co.	9/5/2023	AED	4,360,700	USD	1,187,215	—	(67)
JP Morgan & Chase Co.	9/5/2023	CZK	3,800,000	USD	175,264	4,094	—
JP Morgan & Chase Co.	9/5/2023	EUR	374,800	USD	413,906	7,393	—
JP Morgan & Chase Co.	9/5/2023	EUR	24,000	USD	26,504	473	—
Goldman Sachs & Co.	9/5/2023	HKD	59,500,500	USD	7,631,400	42,453	—
JP Morgan & Chase Co.	9/5/2023	HKD	45,441,700	USD	5,827,988	32,161	—
JP Morgan & Chase Co.	9/5/2023	HKD	11,504,000	USD	1,475,366	8,097	—
RBC Capital Markets	9/5/2023	HKD	59,590,900	USD	7,642,995	42,518	—
JP Morgan & Chase Co.	9/5/2023	HUF	37,738,000	USD	106,618	—	(591)
JP Morgan & Chase Co.	9/5/2023	HUF	9,008,000	USD	25,446	—	(145)
RBC Capital Markets	9/5/2023	HUF	28,733,400	USD	81,178	—	(450)
Goldman Sachs & Co.	9/5/2023	IDR	9,784,202,000	USD	648,261	5,850	—
JP Morgan & Chase Co.	9/5/2023	IDR	9,713,867,700	USD	644,113	6,320	—
RBC Capital Markets	9/5/2023	IDR	8,381,022,300	USD	555,035	4,753	—
Goldman Sachs & Co.	9/5/2023	INR	42,080,000	USD	511,091	2,883	—
Goldman Sachs & Co.	9/5/2023	INR	614,222,800	USD	7,460,951	42,875	—
JP Morgan & Chase Co.	9/5/2023	INR	482,789,400	USD	5,864,504	33,772	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
JP Morgan & Chase Co.	9/5/2023	KRW	7,617,779,200	USD	5,994,051	$229,083	$—
JP Morgan & Chase Co.	9/5/2023	KRW	444,189,000	USD	348,624	12,472	—
RBC Capital Markets	9/5/2023	KRW	7,311,722,800	USD	5,751,601	218,250	—
Goldman Sachs & Co.	9/5/2023	KWD	236,000	USD	770,235	4,347	—
Goldman Sachs & Co.	9/5/2023	MXN	16,181,300	USD	962,943	14,756	—
Goldman Sachs & Co.	9/5/2023	MXN	948,000	USD	56,410	860	—
JP Morgan & Chase Co.	9/5/2023	MXN	13,179,200	USD	784,289	12,019	—
RBC Capital Markets	9/5/2023	MXN	14,622,800	USD	870,198	13,335	—
RBC Capital Markets	9/5/2023	MYR	5,820,300	USD	1,296,598	41,810	—
RBC Capital Markets	9/5/2023	MYR	193,000	USD	42,945	1,337	—
Goldman Sachs & Co.	9/5/2023	PHP	11,630,300	USD	211,691	6,299	—
JP Morgan & Chase Co.	9/5/2023	PHP	12,236,100	USD	222,746	6,656	—
RBC Capital Markets	9/5/2023	PHP	9,045,400	USD	164,791	5,049	—
Goldman Sachs & Co.	9/5/2023	PLN	205,000	USD	51,227	1,552	—
Goldman Sachs & Co.	9/5/2023	PLN	2,204,200	USD	550,842	16,729	—
JP Morgan & Chase Co.	9/5/2023	PLN	987,600	USD	246,807	7,496	—
Goldman Sachs & Co.	9/5/2023	QAR	3,087,700	USD	846,792	—	(1,443)
Goldman Sachs & Co.	9/5/2023	QAR	187,000	USD	51,284	—	(87)
Goldman Sachs & Co.	9/5/2023	SAR	533,000	USD	142,016	—	(80)
Goldman Sachs & Co.	9/5/2023	SAR	14,657,000	USD	3,905,305	—	(2,195)
Goldman Sachs & Co.	9/5/2023	THB	1,662,000	USD	48,839	1,354	—
Goldman Sachs & Co.	9/5/2023	THB	19,405,200	USD	570,322	15,890	—
JP Morgan & Chase Co.	9/5/2023	THB	44,082,900	USD	1,291,665	32,158	—
JP Morgan & Chase Co.	9/5/2023	TRY	9,600,700	USD	349,285	—	(8,731)
JP Morgan & Chase Co.	9/5/2023	TRY	2,900,000	USD	105,330	—	(2,813)
RBC Capital Markets	9/5/2023	TRY	3,839,100	USD	139,671	—	(3,491)
Goldman Sachs & Co.	9/5/2023	TWD	6,700,000	USD	213,706	3,191	—
Goldman Sachs & Co.	9/5/2023	TWD	151,414,200	USD	4,825,182	67,734	—
JP Morgan & Chase Co.	9/5/2023	TWD	146,022,900	USD	4,648,190	60,138	—
RBC Capital Markets	9/5/2023	TWD	155,108,600	USD	4,941,810	68,284	—
Goldman Sachs & Co.	9/5/2023	USD	1,240,849	AED	4,557,700	70	—
JP Morgan & Chase Co.	9/5/2023	USD	171,125	CZK	3,800,000	45	—
RBC Capital Markets	9/5/2023	USD	432,838	EUR	398,800	—	(294)
Goldman Sachs & Co.	9/5/2023	USD	22,448,701	HKD	176,037,100	3,820	—
JP Morgan & Chase Co.	9/5/2023	USD	132,912	HUF	46,746,000	—	(111)
RBC Capital Markets	9/5/2023	USD	81,697	HUF	28,733,400	—	(68)
Goldman Sachs & Co.	9/5/2023	USD	642,430	IDR	9,784,202,000	—	(18)
JP Morgan & Chase Co.	9/5/2023	USD	637,560	IDR	9,713,867,700	233	—
RBC Capital Markets	9/5/2023	USD	550,116	IDR	8,381,022,300	165	—
Goldman Sachs & Co.	9/5/2023	USD	7,927,799	INR	656,302,800	—	(1,515)
JP Morgan & Chase Co.	9/5/2023	USD	5,833,608	INR	482,789,400	—	(2,876)
JP Morgan & Chase Co.	9/5/2023	USD	6,093,841	KRW	8,061,968,200	7,280	—
RBC Capital Markets	9/5/2023	USD	5,526,623	KRW	7,311,722,800	6,728	—
Goldman Sachs & Co.	9/5/2023	USD	765,612	KWD	236,000	276	—
Goldman Sachs & Co.	9/5/2023	USD	1,017,678	MXN	17,129,300	—	(13,940)
JP Morgan & Chase Co.	9/5/2023	USD	782,996	MXN	13,179,200	—	(10,726)
RBC Capital Markets	9/5/2023	USD	868,763	MXN	14,622,800	—	(11,901)
RBC Capital Markets	9/5/2023	USD	1,297,368	MYR	6,013,300	—	(971)
Goldman Sachs & Co.	9/5/2023	USD	205,482	PHP	11,630,300	—	(91)
JP Morgan & Chase Co.	9/5/2023	USD	216,113	PHP	12,236,100	—	(23)
RBC Capital Markets	9/5/2023	USD	159,728	PHP	9,045,400	14	—
Goldman Sachs & Co.	9/5/2023	USD	584,580	PLN	2,409,200	—	(793)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
JP Morgan & Chase Co.	9/5/2023	USD	239,636	PLN	987,600	$—	$(325)
Goldman Sachs & Co.	9/5/2023	USD	899,643	QAR	3,274,700	—	(36)
Goldman Sachs & Co.	9/5/2023	USD	4,049,965	SAR	15,190,000	—	(369)
Goldman Sachs & Co.	9/5/2023	USD	601,963	THB	21,067,200	—	(45)
JP Morgan & Chase Co.	9/5/2023	USD	1,259,044	THB	44,082,900	463	—
JP Morgan & Chase Co.	9/5/2023	USD	468,937	TRY	12,500,700	—	(2,779)
RBC Capital Markets	9/5/2023	USD	144,015	TRY	3,839,100	—	(853)
Goldman Sachs & Co.	9/5/2023	USD	4,962,781	TWD	158,114,200	5,181	—
JP Morgan & Chase Co.	9/5/2023	USD	4,580,967	TWD	146,022,900	7,086	—
RBC Capital Markets	9/5/2023	USD	4,865,847	TWD	155,108,600	7,679	—
Goldman Sachs & Co.	9/5/2023	USD	287,035	ZAR	5,435,000	634	—
JP Morgan & Chase Co.	9/5/2023	USD	1,230,811	ZAR	23,305,400	2,718	—
RBC Capital Markets	9/5/2023	USD	1,587,536	ZAR	30,060,000	3,505	—
Goldman Sachs & Co.	9/5/2023	ZAR	3,686,000	USD	206,624	11,528	—
Goldman Sachs & Co.	9/5/2023	ZAR	1,749,000	USD	98,045	5,473	—
JP Morgan & Chase Co.	9/5/2023	ZAR	23,305,400	USD	1,306,433	72,905	—
RBC Capital Markets	9/5/2023	ZAR	30,060,000	USD	1,685,101	94,060	—
JP Morgan & Chase Co.	9/6/2023	BRL	193,000	USD	40,303	1,368	—
JP Morgan & Chase Co.	9/6/2023	BRL	11,508,800	USD	2,405,057	83,265	—
RBC Capital Markets	9/6/2023	BRL	13,399,200	USD	2,800,315	97,153	—
Goldman Sachs & Co.	9/6/2023	CLP	47,450,000	USD	56,324	706	—
Goldman Sachs & Co.	9/6/2023	CLP	214,304,900	USD	254,398	3,205	—
RBC Capital Markets	9/6/2023	CLP	176,141,400	USD	209,044	2,584	—
JP Morgan & Chase Co.	9/6/2023	CNH	1,560,000	USD	219,080	4,657	—
JP Morgan & Chase Co.	9/6/2023	CNH	15,959,700	USD	2,241,343	47,670	—
RBC Capital Markets	9/6/2023	CNH	15,438,300	USD	2,168,137	46,130	—
Goldman Sachs & Co.	9/6/2023	COP	384,181,400	USD	97,944	4,218	—
JP Morgan & Chase Co.	9/6/2023	USD	2,363,475	BRL	11,701,800	—	(2,747)
RBC Capital Markets	9/6/2023	USD	2,706,390	BRL	13,399,200	—	(3,228)
Goldman Sachs & Co.	9/6/2023	USD	305,556	CLP	261,754,900	1,254	—
RBC Capital Markets	9/6/2023	USD	205,569	CLP	176,141,400	892	—
JP Morgan & Chase Co.	9/6/2023	USD	2,407,048	CNH	17,519,700	1,048	—
RBC Capital Markets	9/6/2023	USD	2,121,083	CNH	15,438,300	924	—
Goldman Sachs & Co.	9/6/2023	USD	93,794	COP	384,181,400	—	(68)
Goldman Sachs & Co.	9/7/2023	EGP	2,585,000	USD	82,129	—	(1,087)
Goldman Sachs & Co.	9/7/2023	USD	83,657	EGP	2,585,000	—	(442)
Goldman Sachs & Co.	10/3/2023	AED	4,557,700	USD	1,241,085	—	(120)
JP Morgan & Chase Co.	10/3/2023	CZK	3,800,000	USD	170,894	—	(86)
JP Morgan & Chase Co.	10/3/2023	EUR	23,000	USD	24,995	15	—
RBC Capital Markets	10/3/2023	EUR	398,800	USD	433,420	290	—
JP Morgan & Chase Co.	10/3/2023	HUF	4,984,000	USD	14,087	10	—
JP Morgan & Chase Co.	10/3/2023	HUF	46,746,000	USD	132,136	96	—
RBC Capital Markets	10/3/2023	HUF	28,733,400	USD	81,220	59	—
Goldman Sachs & Co.	10/3/2023	KWD	236,000	USD	766,856	—	(541)
Goldman Sachs & Co.	10/3/2023	MXN	17,129,300	USD	1,012,740	14,002	—
JP Morgan & Chase Co.	10/3/2023	MXN	13,179,200	USD	779,198	10,773	—
RBC Capital Markets	10/3/2023	MXN	14,622,800	USD	864,548	11,953	—
Goldman Sachs & Co.	10/3/2023	PHP	11,630,300	USD	205,265	—	(25)
JP Morgan & Chase Co.	10/3/2023	PHP	12,236,100	USD	215,964	—	(19)
RBC Capital Markets	10/3/2023	PHP	9,045,400	USD	159,587	—	(76)
Goldman Sachs & Co.	10/3/2023	PLN	2,409,200	USD	583,659	764	—
JP Morgan & Chase Co.	10/3/2023	PLN	987,600	USD	239,244	298	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	10/3/2023	QAR	3,274,700	USD	899,025	$—	$(380)
Goldman Sachs & Co.	10/3/2023	SAR	15,190,000	USD	4,047,375	—	(280)
Goldman Sachs & Co.	10/3/2023	THB	588,000	USD	16,849	2	—
Goldman Sachs & Co.	10/3/2023	THB	21,067,200	USD	603,688	95	—
JP Morgan & Chase Co.	10/3/2023	THB	44,082,900	USD	1,260,989	—	(2,023)
JP Morgan & Chase Co.	10/3/2023	TRY	12,500,700	USD	458,950	2,096	—
JP Morgan & Chase Co.	10/3/2023	TRY	1,534,000	USD	56,166	104	—
RBC Capital Markets	10/3/2023	TRY	3,839,100	USD	141,091	787	—
Goldman Sachs & Co.	10/3/2023	USD	22,876	AED	84,000	—	—
Goldman Sachs & Co.	10/3/2023	USD	32,504	KWD	10,000	12	—
Goldman Sachs & Co.	10/3/2023	USD	194,693	MXN	3,293,000	—	(2,692)
Goldman Sachs & Co.	10/3/2023	USD	15,280	PHP	865,000	—	(12)
Goldman Sachs & Co.	10/3/2023	USD	36,830	PLN	152,000	—	(54)
Goldman Sachs & Co.	10/3/2023	USD	48,070	QAR	175,000	—	(6)
Goldman Sachs & Co.	10/3/2023	USD	188,146	SAR	706,000	—	(20)
Goldman Sachs & Co.	10/3/2023	USD	213,529	ZAR	4,053,000	461	—
Goldman Sachs & Co.	10/3/2023	ZAR	5,435,000	USD	286,326	—	(631)
JP Morgan & Chase Co.	10/3/2023	ZAR	23,305,400	USD	1,227,772	—	(2,706)
RBC Capital Markets	10/3/2023	ZAR	30,060,000	USD	1,583,617	—	(3,490)
JP Morgan & Chase Co.	10/4/2023	BRL	11,701,800	USD	2,353,280	2,972	—
RBC Capital Markets	10/4/2023	BRL	13,399,200	USD	2,694,715	3,484	—
Goldman Sachs & Co.	10/4/2023	CLP	261,754,900	USD	304,490	—	(1,366)
RBC Capital Markets	10/4/2023	CLP	176,141,400	USD	204,851	—	(967)
Goldman Sachs & Co.	10/4/2023	COP	384,181,400	USD	92,921	60	—
Goldman Sachs & Co.	10/4/2023	EGP	2,585,000	USD	82,194	677	—
Goldman Sachs & Co.	10/4/2023	HKD	176,037,100	USD	22,480,809	—	(3,180)
Goldman Sachs & Co.	10/4/2023	IDR	9,784,202,000	USD	641,587	—	(707)
JP Morgan & Chase Co.	10/4/2023	IDR	9,713,867,700	USD	637,100	—	(576)
RBC Capital Markets	10/4/2023	IDR	8,381,022,300	USD	549,575	—	(605)
RBC Capital Markets	10/4/2023	MYR	6,013,300	USD	1,298,068	—	(841)
Goldman Sachs & Co.	10/4/2023	TWD	158,114,200	USD	4,967,771	—	(18,249)
JP Morgan & Chase Co.	10/4/2023	TWD	146,022,900	USD	4,586,723	—	(18,006)
RBC Capital Markets	10/4/2023	TWD	155,108,600	USD	4,870,583	—	(20,657)
JP Morgan & Chase Co.	10/4/2023	USD	70,273	BRL	350,000	24	—
Goldman Sachs & Co.	10/4/2023	USD	33,615	CLP	28,889,000	141	—
Goldman Sachs & Co.	10/4/2023	USD	1,166,403	HKD	9,133,000	91	—
Goldman Sachs & Co.	10/4/2023	USD	640,857	TWD	20,377,000	1,718	—
Goldman Sachs & Co.	10/5/2023	INR	656,302,800	USD	7,913,937	—	(3,781)
JP Morgan & Chase Co.	10/5/2023	INR	482,789,400	USD	5,825,513	1,082	—
Goldman Sachs & Co.	10/5/2023	USD	233,812	INR	19,381,000	2	—
JP Morgan & Chase Co.	10/6/2023	KRW	8,061,968,200	USD	6,103,529	—	(8,193)
RBC Capital Markets	10/6/2023	KRW	7,311,722,800	USD	5,535,075	—	(7,891)
JP Morgan & Chase Co.	10/6/2023	USD	545,461	KRW	721,449,000	1,464	—
JP Morgan & Chase Co.	10/10/2023	CNH	17,519,700	USD	2,410,672	—	(1,881)
RBC Capital Markets	10/10/2023	CNH	15,438,300	USD	2,124,276	—	(1,657)
JP Morgan & Chase Co.	10/10/2023	USD	261,637	CNH	1,901,000	141	—

Total unrealized appreciation (depreciation)						$1,653,051	$(177,120)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$89,260,959	$—	$11,797	$89,272,756
Preferred Stocks(a)	1,981,899	—	0	1,981,899
Corporate Bonds	—	547	—	547
Rights(a)	2,080	—	—	2,080
Warrants	200	—	—	200
Short-Term Investments(a)	1,823,544	—	—	1,823,544
Derivatives(b)
Forward Foreign Currency Contracts	—	1,653,051	—	1,653,051

TOTAL	$93,068,682	$1,653,598	$11,797	$94,734,077

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(177,120)	$—	$(177,120)
Futures Contracts	(23,283)	—	—	(23,283)

TOTAL	$(23,283)	$(177,120)	$—	$(200,403)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $8,223. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEM-PH1

R-089711-1 (5/24) DBX005195 (5/24)